Rate Sheet Prospectus Supplement Dated May 4, 2026
To The Prospectus Dated May 4, 2026 For

JACKSON MARKET LINK PRO® 4
FLEXIBLE PREMIUM DEFERRED INDEX-LINKED ANNUITY

Issued by
Jackson National Life Insurance Company of New York®

This Rate Sheet Prospectus Supplement is to be used in connection with the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Jackson of NY Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

The purpose of this Rate Sheet Prospectus Supplement (“Supplement”) is to provide the current limits on Index losses for new Index Account Option Terms.

This Supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement and must be used in conjunction with an effective prospectus.

It is important that you have the most current Rate Sheet Prospectus Supplement. This Supplement has no specified end date and can be superseded at any time. If we supersede this Supplement with a new Rate Sheet Prospectus Supplement, the new Rate Sheet Prospectus Supplement will be filed a minimum of 10 calendar days prior to its effective date.

The current limits on Index losses for new Index Account Option Terms, as displayed in Appendix A to the prospectus, are highlighted in bold italic typeface in the table below. The current limits on Index losses disclosed in this Supplement apply for Index Account Option Terms that begin on or after May 4, 2026. No other features of the Index Account Options shown in the table have changed. Please refer to Appendix A to the prospectus for information about the Fixed Account Options available under the Contract.

The following is a list of the Index Account Options currently available under the Contract. We may change the features of the Index Account Options listed below (including the Index and the current limits on Index gains and losses), offer new Index Account Options, and terminate existing Index Account Options. We will provide you with written notice before making any changes other than the changes to current limits on Index gains. Information about current limits on Index gains is available at Jackson.com/RatesJMLP4NY. For more information about the Index Account Options, please see "Index Account" and "Additional Information About the Index Account Options" in the prospectus.

Note: If amounts are removed from an Index Account Option before the end of the Index Account Option Term, we will apply an Interim Value adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Index Account Option Term. For more information on Interim Value, please see "Interim Value Calculation and Adjustment" in the prospectus.

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	30% Buffer	3.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	10% Buffer	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
S&P 500[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	30% Buffer	3.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	10% Buffer	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
S&P 500[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	30% Buffer	9.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	10% Buffer	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
S&P 500[1]	Market Index	3 years	10% Buffer	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
S&P 500[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	30% Buffer	18.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	10% Buffer	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Dow Jones Industrial Average[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	30% Buffer	3.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	10% Buffer	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
Dow Jones Industrial Average[1]	Market Index	1 year	30% Buffer	3.0% Performance Trigger Rate
Dow Jones Industrial Average[1]	Market Index	1 year	10% Buffer	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	30% Buffer	9.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	10% Buffer	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	10% Buffer	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	6 years	30% Buffer	18.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	6 years	10% Buffer	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	30% Buffer	3.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Russell 2000[1]	Market Index	1 year	10% Buffer	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	30% Buffer	3.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	30% Buffer	9.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	10% Buffer	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Russell 2000[1]	Market Index	3 years	10% Buffer	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	30% Buffer	18.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	10% Buffer	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	30% Buffer	3.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI EAFE[1]	Market Index	1 year	30% Buffer	3.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	30% Buffer	9.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	10% Buffer	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	10% Buffer	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	30% Buffer	18.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	10% Buffer	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	30% Buffer	3.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	30% Buffer	3.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI Emerging Markets[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	30% Buffer	9.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	10% Buffer	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	10% Buffer	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	30% Buffer	18.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	10% Buffer	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	30% Buffer	3.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	5.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	30% Buffer	3.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	5.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Nasdaq-100[1]	Market Index	3 years	30% Buffer	9.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	10% Buffer	15.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	10% Buffer	15.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	30% Buffer	18.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	10% Buffer	30.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate

1.All Indexes are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus. When offered, available Buffer rates are guaranteed to be no less than 10%. There will always be at least one Protection Option available for election.

All Rate Sheet Prospectus Supplements are available by contacting our Jackson of NY Customer Care Center at 1-800-599-5651, and are also available at www.jackson.com/product-literature-11.html.

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To be used with RPR00021NY 05/26

RPS00141 05/26